UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	9/30/13

The following Form N-Q relates only to Dreyfus High Yield Fund, a series of the Registrant, and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different Form N-Q reporting requirements. A separate Form N-Q will be filed for those series, as appropriate.

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus High Yield Fund
September 30, 2013 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes--94.8%		Rate (%)	Date	Amount ($) [a]		Value ($)
Aerospace & Defense--1.3%
B/E Aerospace,
Sr. Unscd. Notes		6.88	10/1/20	2,900,000		3,182,750
Bombardier,
Sr. Unscd. Notes		7.75	3/15/20	3,125,000	b	3,546,875
CPI International,
Gtd. Notes		8.00	2/15/18	3,410,000		3,529,350
Kratos Defense & Security
Solutions, Sr. Scd. Notes		10.00	6/1/17	2,280,000		2,490,900
TransDigm,
Gtd. Notes		5.50	10/15/20	1,675,000		1,649,875
TransDigm,
Gtd. Notes		7.75	12/15/18	4,245,000		4,542,150
						18,941,900
Automotive--3.2%
Chrysler Group,
Scd. Notes		8.00	6/15/19	1,250,000		1,387,500
Chrysler Group,
Scd. Notes		8.25	6/15/21	6,565,000	c	7,385,625
General Motor Financial,
Gtd. Notes		3.25	5/15/18	585,000	b	570,375
Gestamp Funding Luxembourg,
Sr. Scd. Notes		5.63	5/31/20	4,855,000	b	4,855,000
Gestamp Funding Luxembourg,
Sr. Scd. Notes	EUR	5.88	5/31/20	1,550,000	c	2,130,993
Goodyear Tire & Rubber,
Gtd. Notes		6.50	3/1/21	2,400,000		2,454,000
Goodyear Tire & Rubber,
Gtd. Notes		8.25	8/15/20	4,025,000		4,518,062
Jaguar Land Rover Automotive,
Gtd. Notes		5.63	2/1/23	1,800,000	b	1,768,500
Schaeffler Finance,
Sr. Scd. Notes		8.50	2/15/19	5,503,000	b	6,163,360
Schaeffler Holding Finance,
Sr. Scd. Notes	EUR	6.88	8/15/18	2,730,000	a	3,882,562
Schaeffler Holding Finance,
Sr. Scd. Notes		6.88	8/15/18	4,125,000	b	4,341,562

Titan International,
Gtd. Bonds		6.88	10/1/20	2,190,000	b	2,209,162
Titan International,
Sr. Scd. Notes		7.88	10/1/17	3,985,000	b	4,251,995
UCI International,
Gtd. Notes		8.63	2/15/19	2,235,000		2,290,875
						48,209,571
Banking--5.4%
Ally Financial,
Gtd. Notes		4.75	9/10/18	10,890,000		10,853,116
Ally Financial,
Gtd. Notes		7.50	9/15/20	5,080,000		5,727,700
Ally Financial,
Gtd. Notes		8.00	11/1/31	5,470,000		6,181,100
Bank of America,
Jr. Sub. Cap. Secs., Ser. K		8.00	12/29/49	4,195,000	d	4,583,004
Barclays Bank,
Jr. Sub. Notes	EUR	4.75	3/29/49	7,600,000	d	8,183,896
BNP Paribas,
Jr. Sub. Notes		5.19	6/29/49	3,435,000 b,c,d		3,486,868
Citigroup,
Jr. Sub. Notes		5.95	12/29/49	6,940,000	d	6,480,225
HBOS Capital Funding,
Bank Gtd. Bonds		6.07	6/29/49	6,131,000	b,d	6,031,371
LBG Capital No.1,
Bank Gtd. Bonds		7.88	11/1/20	3,410,000	b	3,645,290
Lloyds TSB Bank,
Sub. Notes	GBP	10.75	12/16/21	2,610,000	d	5,071,496
Lloyds TSB Bank,
Sub. Notes	EUR	11.88	12/16/21	1,685,000	d	2,807,156
RBS Capital Trust III,
Bank Gtd. Notes		5.51	12/29/49	9,380,000	d	8,699,950
Royal Bank of Scotland,
Sub. Notes		9.50	3/16/22	5,860,000	d	6,755,109
Royal Bank Scotland Group,
Sub. Notes		6.13	12/15/22	1,805,000		1,824,743
						80,331,024
Building Materials--1.9%
American Builders & Contractors
Supply, Sr. Unscd. Notes		5.63	4/15/21	3,490,000	b	3,442,012
Building Materials Corp. of
America, Sr. Notes		6.75	5/1/21	3,130,000	b	3,372,575
Cemex SAB de CV,

Sr. Scd. Notes		9.50	6/15/18	3,160,000	b	3,515,500
Gibraltar Industries,
Gtd. Notes		6.25	2/1/21	3,240,000	d	3,288,600
Nortek,
Gtd. Notes		8.50	4/15/21	5,200,000		5,681,000
Ply Gem Industries,
Sr. Scd. Notes		8.25	2/15/18	1,969,000		2,116,675
Roofing Supply Group,
Gtd. Notes		10.00	6/1/20	3,665,000	b	4,123,125
RSI Home Products,
Scd. Notes		6.88	3/1/18	2,304,000	b	2,390,400
						27,929,887
Chemicals--4.2%
Hexion U.S. Finance/Nova Scotia,
Sr. Scd. Notes		8.88	2/1/18	4,060,000		4,222,400
Hexion U.S. Finance/Nova Scotia,
Scd. Notes		9.00	11/15/20	4,110,000	c	4,038,075
Hexion US Finance,
Sr. Scd. Notes		6.63	4/15/20	3,350,000		3,366,750
Huntsman International,
Gtd. Notes		8.63	3/15/20	4,500,000		4,972,500
Ineos Finance,
Sr. Scd. Notes		8.38	2/15/19	3,240,000	b	3,584,250
INEOS Group Holdings,
Gtd. Notes	EUR	6.50	8/15/18	8,790,000	c	11,698,318
Pinnacle Operating,
Sr. Scd. Notes		9.00	11/15/20	3,420,000	b	3,509,775
PolyOne,
Sr. Unscd. Notes		7.38	9/15/20	2,515,000		2,775,931
Rentech Nitrogen Partners,
Scd. Notes		6.50	4/15/21	5,685,000	b	5,599,725
TPC Group,
Sr. Scd. Notes		8.75	12/15/20	4,005,000	b	4,115,137
Trinseo Materials Operating,
Sr. Scd. Notes		8.75	2/1/19	955,000	b	952,612
Tronox Finance,
Gtd. Notes		6.38	8/15/20	4,260,000	c	4,238,700
US Coatings Acquisition/Axalta
Coating Systems Dutch Holding B,
Gtd. Notes		7.38	5/1/21	8,675,000	b,c	9,108,750
						62,182,923
Construction Machinery--2.1%
Ahern Rentals,

Scd. Notes	9.50	6/15/18	4,450,000	b,c	4,705,875
Ashtead Capital,
Scd. Notes	6.50	7/15/22	6,437,000	b	6,839,312
H&E Equipment Services,
Gtd. Notes	7.00	9/1/22	6,305,000		6,746,350
Manitowoc,
Gtd. Notes	8.50	11/1/20	4,430,000		4,950,525
United Rentals North America,
Gtd. Notes	7.38	5/15/20	5,170,000		5,596,525
United Rentals North America,
Gtd. Notes	7.63	4/15/22	1,995,000		2,179,537
					31,018,124
Consumer Cyclical Services--2.5%
Allegion US Holding,
Gtd. Notes	5.75	10/1/21	1,185,000	b	1,189,444
Brickman Group Holdings,
Sr. Notes	9.13	11/1/18	6,863,000	b	7,377,725
Garda World Security,
Sr. Unscd. Notes	9.75	3/15/17	4,485,000	b	4,798,950
Goodman Networks,
Sr. Scd. Notes	13.13	7/1/18	2,715,000	b,d	2,877,900
Live Nation Entertainment,
Gtd. Notes	7.00	9/1/20	1,385,000	b	1,452,519
Mobile Mini,
Gtd. Notes	7.88	12/1/20	5,800,000		6,336,500
Reliance Intermediate Holdings,
Sr. Scd. Notes	9.50	12/15/19	5,580,000	b	6,124,050
West,
Gtd. Notes	8.63	10/1/18	6,345,000		6,931,912
					37,089,000
Consumer Products--.7%
ACCO Brands,
Gtd. Notes	6.75	4/30/20	2,455,000		2,470,344
Good Sam Enterprises,
Sr. Scd. Notes	11.50	12/1/16	4,695,000		5,070,600
Libbey Glass,
Sr. Scd. Notes	6.88	5/15/20	3,258,000		3,486,060
					11,027,004
Distributors--.3%
Suburban Propane Partners,
Sr. Unscd. Notes	7.50	10/1/18	4,812,000		5,172,900
Diversified Manufacturing--1.6%
Accudyne Industries,

Gtd. Notes		7.75	12/15/20	3,385,000	b	3,495,012
Dynacast International,
Scd. Notes		9.25	7/15/19	5,875,000		6,462,500
Gardner Denver,
Sr. Unscd. Notes		6.88	8/15/21	3,045,000	b,c	3,022,162
Griffon,
Gtd. Notes		7.13	4/1/18	6,080,000		6,475,200
Rexel,
Sr. Unscd. Notes		6.13	12/15/19	4,515,000	b	4,639,162
						24,094,036
Electric--2.7%
AES,
Sr. Unscd. Notes		7.38	7/1/21	5,735,000		6,337,175
AES,
Sr. Unscd. Notes		9.75	4/15/16	3,765,000		4,414,462
Calpine,
Sr. Scd. Notes		7.50	2/15/21	2,526,000	b	2,696,505
Calpine,
Sr. Scd. Notes		7.88	1/15/23	4,747,000	b	5,019,952
GenOn Energy,
Sr. Unscd. Notes		9.50	10/15/18	10,255,000		11,588,150
NRG Energy,
Gtd. Notes		6.63	3/15/23	1,605,000		1,580,925
NRG Energy,
Gtd. Notes		7.63	5/15/19	5,575,000	c	5,909,500
Techem Energy Metering Service,
Gtd. Notes	EUR	7.88	10/1/20	1,975,000		2,954,778
						40,501,447
Energy--9.7%
Antero Resources Finance,
Gtd. Notes		7.25	8/1/19	4,125,000		4,372,500
Aurora USA Oil & Gas,
Gtd. Notes		9.88	2/15/17	6,285,000	b	6,709,237
Bonanza Creek Energy,
Gtd. Notes		6.75	4/15/21	5,800,000		5,887,000
Bristow Group,
Gtd. Notes		6.25	10/15/22	3,297,000		3,441,244
Carrizo Oil & Gas,
Gtd. Notes		7.50	9/15/20	6,395,000		6,810,675
Chesapeake Energy,
Gtd. Notes		6.63	8/15/20	4,635,000		5,005,800
Continental Resources,
Gtd. Notes		5.00	9/15/22	2,625,000		2,654,531

Continental Resources,
Gtd. Notes	7.13	4/1/21	3,160,000		3,547,100
Dresser-Rand Group,
Gtd. Notes	6.50	5/1/21	3,565,000		3,796,725
Edgen Murray,
Sr. Scd. Notes	8.75	11/1/20	5,645,000	b	5,757,900
Forum Energy Technologies,
Sr. Unscd. Notes	6.25	10/1/21	3,110,000	b	3,137,213
Halcon Resources,
Gtd. Notes	8.88	5/15/21	3,185,000		3,280,550
Halcon Resources,
Gtd. Notes	9.75	7/15/20	4,595,000		4,882,187
Hercules Offshore,
Gtd. Notes	7.50	10/1/21	610,000	b	613,050
Hercules Offshore,
Gtd. Notes	8.75	7/15/21	5,195,000	b	5,532,675
Kodiak Oil & Gas,
Gtd. Notes	5.50	1/15/21	1,455,000	b	1,436,812
Kodiak Oil & Gas,
Gtd. Notes	8.13	12/1/19	5,130,000		5,630,175
MEG Energy,
Gtd. Notes	6.50	3/15/21	4,715,000	b	4,773,937
Newfield Exploration,
Sr. Sub. Notes	6.88	2/1/20	5,385,000		5,681,175
Northern Oil and Gas,
Gtd. Notes	8.00	6/1/20	7,535,000		7,591,512
Oasis Petroleum,
Gtd. Notes	6.88	3/15/22	3,020,000	b	3,193,650
Oasis Petroleum,
Gtd. Notes	7.25	2/1/19	5,680,000		6,049,200
Offshore Group Investment,
Sr. Scd. Notes	7.50	11/1/19	7,855,000		8,306,662
Precision Drilling,
Gtd. Notes	6.50	12/15/21	745,000		782,250
Precision Drilling,
Gtd. Notes	6.63	11/15/20	5,170,000		5,493,125
Range Resources,
Gtd. Notes	5.00	8/15/22	3,170,000		3,082,825
Range Resources,
Gtd. Notes	5.00	3/15/23	3,475,000		3,353,375
Rex Energy,
Gtd. Notes	8.88	12/1/20	5,425,000	b	5,723,375
Unit,

Gtd. Notes		6.63	5/15/21	10,100,000		10,403,000
Welltec,
Sr. Scd. Notes		8.00	2/1/19	5,885,000	b	6,296,950
						143,226,410
Entertainment--.4%
AMC Entertaiment,
Gtd. Notes		9.75	12/1/20	4,685,000		5,364,325
Environmental--.3%
ADS Waste Holdings,
Sr. Unscd. Notes		8.25	10/1/20	4,410,000	b	4,674,600
Finance Companies--4.9%
American Capital,
Sr. Unscd. Notes		6.50	9/15/18	5,065,000	b	5,140,975
CIT Group,
Sr. Unscd. Notes		5.50	2/15/19	7,850,000	b	8,281,750
FTI Consulting,
Gtd. Notes		6.75	10/1/20	4,705,000		4,999,062
Icahn Enterprises Finance,
Sr. Unscd. Notes		6.00	8/1/20	6,515,000	b,c	6,547,575
Icahn Enterprises Finance,
Gtd. Notes		8.00	1/15/18	610,000		640,500
International Lease Finance,
Sr. Unscd. Notes		8.25	12/15/20	7,840,000		8,957,200
International Lease Finance,
Sr. Unscd. Notes		8.63	1/15/22	2,545,000		2,945,837
International Lease Finance,
Sr. Unscd. Notes		8.88	9/1/17	4,675,000		5,434,687
Ladder Capital Finance Holdings,
Sr. Unscd. Notes		7.38	10/1/17	5,355,000		5,629,444
Nuveen Investments,
Sr. Unscd. Notes		9.13	10/15/17	6,735,000	b	6,650,812
Provident Funding Associates,
Gtd. Notes		6.75	6/15/21	4,300,000	b	4,343,000
SLM,
Sr. Unscd. Notes		8.00	3/25/20	1,850,000		2,004,937
SLM,
Sr. Unscd. Notes		8.45	6/15/18	4,300,000		4,869,750
Springleaf Finance,
Sr. Unscd. Notes		6.00	6/1/20	5,770,000	b	5,568,050
						72,013,579
Food & Beverages--1.3%
Bakkavor Finance 2,
Sr. Scd. Notes	GBP	8.75	6/15/20	2,250,000		3,861,243

Del Monte,
Gtd. Notes	7.63	2/15/19	7,430,000		7,745,775
Post Holdings,
Gtd. Notes	7.38	2/15/22	2,225,000	b	2,350,156
Post Holdings,
Gtd. Notes	7.38	2/15/22	5,525,000		5,835,781
					19,792,955
Foreign/Governmental--.2%
Petroleos de Venezuela,
Gtd. Notes	8.50	11/2/17	2,940,000	b	2,670,990
Gaming--2.4%
MGM Resorts International,
Gtd. Notes	7.75	3/15/22	2,545,000		2,770,869
MGM Resorts International,
Gtd. Notes	10.00	11/1/16	3,630,000		4,337,850
MGM Resorts International,
Gtd. Notes	11.38	3/1/18	7,545,000		9,638,737
Peninsula Gaming,
Gtd. Notes	8.38	2/15/18	4,515,000	b	4,898,775
Pinnacle Entertainment,
Gtd. Notes	7.50	4/15/21	5,230,000		5,713,775
Pinnacle Entertainment,
Gtd. Notes	8.75	5/15/20	2,580,000	c	2,838,000
PNK Finance,
Gtd. Notes	6.38	8/1/21	2,255,000	b	2,311,375
ROC Finance,
Scd. Notes	12.13	9/1/18	2,550,000	b	2,836,875
					35,346,256
Health Care--6.6%
Biomet,
Gtd. Notes	6.50	8/1/20	7,170,000		7,438,875
Biomet,
Gtd. Notes	6.50	10/1/20	8,135,000		8,287,531
CHS/Community Health Systems,
Gtd. Notes	7.13	7/15/20	2,860,000		2,892,175
CHS/Community Health Systems,
Gtd. Notes	8.00	11/15/19	3,425,000		3,609,094
ConvaTec Finance International,
Sr. Unscd. Notes	8.25	1/15/19	4,115,000	b	4,125,287
DaVita HealthCare Partners,
Gtd. Notes	5.75	8/15/22	685,000		680,719
DaVita HealthCare Partners,
Gtd. Notes	6.63	11/1/20	3,800,000		4,056,500

Envision Healthcare,
Gtd. Notes		8.13	6/1/19	3,465,000		3,759,525
HCA Holdings,
Sr. Unscd. Notes		6.25	2/15/21	2,150,000		2,190,312
HCA Holdings,
Sr. Unscd. Notes		7.75	5/15/21	7,595,000		8,098,169
HCA,
Sr. Scd. Notes		4.75	5/1/23	3,370,000		3,180,437
HCA,
Sr. Scd. Notes		7.25	9/15/20	8,310,000		9,057,900
Health Management Associates,
Gtd. Notes		7.38	1/15/20	2,430,000		2,674,519
Healthcare Technology Intermediate,
Sr. Unscd. Notes		7.38	9/1/18	3,195,000	b	3,278,869
HealthSouth,
Gtd. Notes		7.75	9/15/22	2,378,000		2,562,295
IASIS Healthcare,
Gtd. Notes		8.38	5/15/19	2,740,000		2,856,450
IMS Health,
Sr. Unscd. Notes		6.00	11/1/20	2,140,000	b	2,190,825
Physio-Control International,
Sr. Scd. Notes		9.88	1/15/19	6,739,000	b	7,581,375
STHI Holding,
Scd. Notes		8.00	3/15/18	2,175,000	b	2,354,437
Tenet Healthcare,
Sr. Scd. Notes		6.00	10/1/20	2,685,000	b,c	2,750,447
Tenet Healthcare,
Sr. Scd. Notes		6.25	11/1/18	2,430,000		2,603,137
Tenet Healthcare,
Sr. Unscd. Notes		8.13	4/1/22	6,520,000	b	6,821,550
United Surgical Partners
International, Gtd. Notes		9.00	4/1/20	4,185,000		4,613,962
						97,664,390
Home Construction--3.1%
Abengoa Finance,
Gtd. Notes	EUR	8.88	2/5/18	6,980,000		9,466,503
Ashton Woods USA/Finance,
Unscd. Notes		6.88	2/15/21	1,275,000	b	1,252,687
Brookfield Residential Properties,
Gtd. Notes		6.13	7/1/22	1,055,000	b	1,039,175
Brookfield Residential Properties,
Gtd. Notes		6.50	12/15/20	5,435,000	b	5,489,350
Shea Homes Funding,

Sr. Scd. Notes		8.63	5/15/19	5,615,000		6,204,575
Standard Pacific,
Gtd. Notes		8.38	5/15/18	4,970,000		5,640,950
Taylor Morrison Communities,
Gtd. Notes		5.25	4/15/21	835,000	b	780,725
Taylor Morrison Communities,
Gtd. Notes		7.75	4/15/20	1,158,000	b	1,270,905
Taylor Morrison Communities,
Gtd. Notes		7.75	4/15/20	5,753,000	b	6,313,918
Weekley Homes,
Sr. Unscd. Notes		6.00	2/1/23	4,207,000	b	4,059,755
William Lyon Homes,
Gtd. Notes		8.50	11/15/20	3,730,000		3,953,800
						45,472,343
Industrial Services--2.7%
Algeco Scotsman Global Finance,
Sr. Scd. Notes	EUR	9.00	10/15/18	2,125,000	c	3,061,670
Algeco Scotsman Global Finance,
Gtd. Notes		10.75	10/15/19	4,940,000	b	4,989,400
CBRE Services,
Gtd. Notes		5.00	3/15/23	2,225,000		2,097,063
Hillman Group,
Gtd. Notes		10.88	6/1/18	3,165,000		3,434,025
Interline Brands,
Sr. Unscd. Notes		10.00	11/15/18	4,355,000		4,779,613
Mueller Water Products,
Gtd. Notes		7.38	6/1/17	3,225,000		3,321,750
Mueller Water Products,
Gtd. Notes		8.75	9/1/20	1,808,236		1,998,101
StoneMor Partners,
Gtd. Notes		7.88	6/1/21	2,645,000	b	2,730,963
WireCo WorldGroup,
Gtd. Notes		9.50	5/15/17	7,845,000		8,158,800
Zachry Holdings,
Sr. Notes		7.50	2/1/20	4,655,000	b	4,817,925
						39,389,310
Insurance--1.9%
American Equity Investment Life Holding,
Gtd. Notes		6.63	7/15/21	4,310,000		4,482,400
Hockey Merger Sub 2,
Sr. Unscd. Notes		7.88	10/1/21	5,315,000	b	5,348,219
Hub International,
Gtd. Notes		8.13	10/15/18	9,800,000	b	10,963,750

Onex USI Acquisition,
Sr. Unscd. Notes		7.75	1/15/21	7,865,000	b	7,904,325
						28,698,694
Lodging--.2%
Hilton Worldwide Finance,
Gtd. Notes		5.63	10/15/21	3,410,000	b	3,424,919
Media Cable--5.6%
Cablevision Systems,
Sr. Unscd. Notes		8.00	4/15/20	2,545,000		2,850,400
Cablevision Systems,
Sr. Unscd. Notes		8.63	9/15/17	2,435,000		2,806,338
CCO Holdings,
Gtd. Notes		5.25	9/30/22	1,855,000		1,725,150
CCO Holdings,
Gtd. Notes		5.75	9/1/23	4,225,000	b	4,024,313
CCO Holdings,
Gtd. Notes		6.63	1/31/22	4,960,000		5,059,200
Cequel Communications Holdings I,
Sr. Unscd. Notes		6.38	9/15/20	7,540,000	b	7,728,500
Dish DBS,
Gtd. Notes		5.13	5/1/20	4,660,000		4,636,700
Dish DBS,
Gtd. Notes		6.75	6/1/21	5,225,000		5,518,906
DISH DBS,
Gtd. Notes		7.13	2/1/16	5,040,000		5,550,300
Nara Cable Funding,
Sr. Scd. Notes		8.88	12/1/18	4,320,000	b	4,579,200
Ono Finance II,
Gtd. Notes		10.88	7/15/19	3,465,000	b	3,707,550
RCN Telecom Services,
Sr. Unscd. Notes		8.50	8/15/20	4,310,000	b	4,223,800
Unitymedia Hessen & Co.,
Sr. Scd. Notes		7.50	3/15/19	6,600,000	b	7,161,000
UPCB Finance V,
Sr. Scd. Notes		7.25	11/15/21	3,790,000	b	4,150,050
Videotron,
Gtd. Notes		5.00	7/15/22	7,032,000		6,715,560
Virgin Media,
Sr. Scd. Notes		5.38	4/15/21	1,375,000	b	1,347,500
Virgin Media,
Sr. Scd. Notes	GBP	6.00	4/15/21	1,300,000		2,146,673
Virgin Media,
Gtd. Notes		6.38	4/15/23	8,850,000	b,c	8,850,000

					82,781,140
Media Non-Cable--5.8%
AMC Networks,
Gtd. Notes	7.75	7/15/21	1,220,000		1,363,350
Clear Channel Communications,
Sr. Scd. Notes	9.00	12/15/19	5,525,000		5,442,125
Clear Channel Communications,
Sr. Scd. Notes	9.00	3/1/21	2,285,000		2,222,163
Clear Channel Communications,
Gtd. Notes	10.75	8/1/16	2,225,000		2,008,063
Clear Channel Worldwide Holdings,
Gtd. Notes	6.50	11/15/22	1,220,000		1,244,400
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. B	6.50	11/15/22	2,500,000		2,562,500
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. A	7.63	3/15/20	625,000		643,750
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. B	7.63	3/15/20	7,655,000		7,942,063
Cumulus Media Holdings,
Gtd. Notes	7.75	5/1/19	5,025,000		5,238,563
Gray Television,
Gtd. Notes	7.50	10/1/20	4,410,000	c	4,608,450
Hughes Satellite Systems,
Gtd. Notes	7.63	6/15/21	7,195,000		7,788,588
Intelsat Jackson Holdings,
Gtd. Notes	5.50	8/1/23	7,435,000	b	6,988,900
Intelsat Jackson Holdings,
Gtd. Notes	7.25	10/15/20	8,835,000		9,475,538
Intelsat Luxembourg,
Gtd. Notes	7.75	6/1/21	10,250,000	b	10,647,188
LIN Television,
Gtd. Notes	6.38	1/15/21	2,185,000		2,195,925
Nexstar Broadcasting,
Gtd. Notes	6.88	11/15/20	5,800,000	b,c	5,930,500
Nexstar/Mission Broadcasting,
Scd. Notes	8.88	4/15/17	523,000		570,332
Sinclair Television Group,
Sr. Unscd. Notes	6.13	10/1/22	3,270,000		3,261,825
Sinclair Television Group,
Gtd. Notes	6.38	11/1/21	2,105,000	b	2,126,050
Sinclair Television Group,
Scd. Notes	9.25	11/1/17	3,885,000	b	4,097,121
					86,357,394

Metals & Mining--3.9%
Alpha Natural Resources,
Gtd. Notes		9.75	4/15/18	780,000	c	795,600
American Gilsonite,
Sr. Scd. Notes		11.50	9/1/17	4,615,000	b	4,741,913
ArcelorMittal,
Sr. Unscd. Notes		5.00	2/25/17	1,330,000	d	1,389,850
ArcelorMittal,
Sr. Unscd. Bonds		10.35	6/1/19	6,817,000	d	8,418,995
Calcipar,
Sr. Scd. Notes		6.88	5/1/18	5,540,000	b	5,803,150
FMG Resources (August 2006),
Gtd. Notes		6.88	4/1/22	3,050,000	b,c	3,065,250
FMG Resources (August 2006),
Gtd. Notes		8.25	11/1/19	5,905,000	b,c	6,392,163
Global Brass & Copper,
Sr. Scd. Notes		9.50	6/1/19	2,745,000	b	3,033,225
Murray Energy,
Sr. Scd. Notes		8.63	6/15/21	2,440,000	b	2,458,300
Peabody Energy,
Gtd. Notes		6.50	9/15/20	3,400,000		3,366,000
Rain CII Carbon,
Sr. Scd. Notes		8.25	1/15/21	8,190,000	b	8,271,900
Ryerson,
Sr. Scd. Notes		9.00	10/15/17	4,225,000		4,394,000
Severstal Columbus,
Sr. Scd. Notes		10.25	2/15/18	4,090,000		4,366,075
Steel Dynamics,
Gtd. Notes		5.25	4/15/23	1,235,000	b	1,170,163
Steel Dynamics,
Gtd. Notes		6.38	8/15/22	765,000		795,600
						58,462,184
Packaging--4.7%
AEP Industries,
Sr. Unscd. Notes		8.25	4/15/19	3,020,000		3,261,600
Albea Beauty Holdings,
Sr. Scd. Notes		8.38	11/1/19	5,465,000	b	5,710,925
ARD Finance,
Sr. Scd. Notes		11.13	6/1/18	5,422,225	b	5,774,669
Ardagh Packaging Finance,
Sr. Scd. Notes		7.38	10/15/17	3,075,000	b,c	3,305,625
Ardagh Packaging Finance,
Gtd. Notes	EUR	9.25	10/15/20	2,000,000	c	2,834,438

Ardagh Packaging Finance,
Gtd. Notes		9.13	10/15/20	1,900,000	b	2,023,500
Ardagh Packaging Finance/MP
Holdings USA, Sr. Unscd. Notes		7.00	11/15/20	1,250,000	b	1,206,250
Ardagh Packaging Finance/MP
Holdings USA, Gtd. Notes		9.13	10/15/20	2,080,000	b	2,204,800
Beverage Packaging Holdings
Luxembourg II, Scd. Notes	EUR	8.00	12/15/16	950,000		1,293,613
BOE Intermediate Holding,
Sr. Unscd. Notes		9.00	11/1/17	2,970,000	b	3,118,500
BOE Merger,
Sr. Unscd. Notes		9.50	11/1/17	4,075,000	b	4,258,375
BWAY Holding,
Gtd. Notes		10.00	6/15/18	2,380,000		2,606,100
Consolidated Container,
Gtd. Notes		10.13	7/15/20	4,120,000	b	4,429,000
Plastipak Holdings,
Sr. Notes		10.63	8/15/19	3,240,000	b	3,690,441
Reynolds Group,
Sr. Scd. Notes		7.88	8/15/19	6,205,000		6,856,525
Reynolds Group,
Gtd. Notes		8.50	5/15/18	8,850,000	d	9,292,500
Reynolds Group,
Gtd. Notes		9.88	8/15/19	3,510,000		3,825,900
Sealed Air,
Gtd. Notes		8.13	9/15/19	2,970,000	b	3,326,400
						69,019,161
Paper--.3%
Ainsworth Lumber,
Sr. Scd. Notes		7.50	12/15/17	1,427,000	b	1,539,376
Sappi Papier Holding,
Sr. Scd. Notes		7.75	7/15/17	2,195,000	b,c	2,293,775
Sappi Papier Holding,
Sr. Scd. Notes		8.38	6/15/19	895,000	b	938,631
						4,771,782
Pharmaceuticals--.8%
Valeant Pharmaceuticals International,
Gtd. Notes		6.38	10/15/20	4,485,000	b	4,686,825
Valeant Pharmaceuticals International,
Sr. Unscd. Notes		6.75	8/15/18	6,935,000	b	7,455,125
						12,141,950
Pipelines--.5%
Genesis Energy,

Gtd. Notes	5.75	2/15/21	3,540,000		3,486,900
Targa Resources Partners,
Gtd. Notes	6.88	2/1/21	3,940,000		4,225,650
					7,712,550
Retailers--.8%
J.Crew Group,
Gtd. Notes	8.13	3/1/19	4,395,000	c	4,653,206
Rite Aid,
Gtd. Notes	6.75	6/15/21	6,240,000	b,c	6,513,000
					11,166,206
Technology--5.1%
ACI Worldwide,
Gtd. Notes	6.38	8/15/20	555,000	b	566,100
Amkor Technology,
Sr. Unscd. Notes	6.38	10/1/22	3,155,000		3,028,800
BMC Software Finance,
Sr. Unscd. Notes	8.13	7/15/21	3,185,000	b	3,320,363
Cardtronics,
Gtd. Notes	8.25	9/1/18	6,030,000		6,542,550
CDW Finance,
Sr. Scd. Notes	8.00	12/15/18	3,178,000	d	3,503,745
CDW Finance,
Gtd. Notes	8.50	4/1/19	1,714,000		1,902,540
Ceridian,
Sr. Scd. Notes	8.88	7/15/19	2,050,000	b	2,357,500
Ceridian,
Sr. Unscd. Notes	11.00	3/15/21	1,345,000	b	1,563,563
CommScope Holdings,
Sr. Unscd. Notes	6.63	6/1/20	3,685,000	b	3,685,000
CommScope,
Gtd. Notes	8.25	1/15/19	6,595,000	b	7,238,013
Denali Borrower,
Sr. Scd. Notes	5.63	10/15/20	3,780,000	b	3,690,225
Eagle Midco,
Sr. Unscd. Notes	9.00	6/15/18	1,590,000	b	1,605,900
Epicor Software,
Gtd. Notes	8.63	5/1/19	4,410,000		4,729,725
Equinix,
Sr. Unscd. Notes	7.00	7/15/21	200,000		213,750
First Data,
Sr. Scd. Notes	6.75	11/1/20	680,000	b	707,200
First Data,
Sr. Scd. Notes	7.38	6/15/19	4,745,000	b	5,017,838

First Data,
Scd. Notes		8.25	1/15/21	1,979,000	b,c	2,053,213
First Data,
Scd. Notes		8.75	1/15/22	3,000,000	b	3,142,500
First Data,
Gtd. Notes		10.63	6/15/21	2,070,000	b	2,111,400
First Data,
Gtd. Notes		11.25	1/15/21	2,035,000	b	2,136,750
Infor US,
Gtd. Notes		9.38	4/1/19	2,905,000		3,260,863
Infor US,
Gtd. Notes	EUR	10.00	4/1/19	2,540,000	a	3,848,589
Interactive Data,
Gtd. Notes		10.25	8/1/18	3,995,000		4,424,463
Sophia,
Gtd. Notes		9.75	1/15/19	1,690,000	b	1,842,100
TransUnion Holding,
Sr. Unscd. Notes		9.63	6/15/18	2,960,000		3,219,000
						75,711,690
Transportation Services--1.2%
AA Bond,
Scd. Notes	GBP	9.50	7/31/43	1,610,000		2,814,959
Marquette Transportation Finance,
Scd. Notes		10.88	1/15/17	6,565,000		6,958,900
Navios Maritime Acquisition,
Sr. Scd. Notes		8.63	11/1/17	1,440,000		1,501,200
Navios Maritime Holdings,
Sr. Scd. Notes		8.88	11/1/17	2,005,000		2,105,250
Navios South American Logistics,
Gtd. Notes		9.25	4/15/19	4,540,000		4,903,200
						18,283,509
Wireless Communications--3.7%
Digicel Group,
Sr. Unscd. Notes		8.25	9/30/20	5,575,000	b	5,798,000
Digicel Group,
Sr. Unscd. Notes		10.50	4/15/18	1,408,000	b	1,527,680
Digicel,
Sr. Unscd. Notes		6.00	4/15/21	2,125,000	b	2,002,813
Digicel,
Sr. Unscd. Notes		8.25	9/1/17	2,955,000	b	3,076,894
Eileme 2,
Sr. Scd. Notes		11.63	1/31/20	6,085,000	b	7,119,450
Sprint,

Gtd. Notes		7.25	9/15/21	3,995,000	b	4,044,938
Sprint,
Gtd. Notes		7.88	9/15/23	4,125,000	b	4,217,813
Sprint Capital,
Gtd. Notes		6.88	11/15/28	2,000,000		1,795,000
Sprint Communications,
Gtd. Notes		7.00	3/1/20	3,870,000	b	4,179,600
Sprint Communications,
Sr. Unscd. Notes		7.00	8/15/20	1,655,000		1,692,238
Sprint Communications,
Gtd. Notes		9.00	11/15/18	5,185,000	b	6,092,375
Sprint Communications,
Sr. Unscd. Notes		11.50	11/15/21	2,525,000		3,257,250
Wind Acquisition Finance,
Sr. Scd. Notes		6.50	4/30/20	1,600,000	b	1,648,000
Wind Acquisition Finance,
Sr. Scd. Notes		7.25	2/15/18	4,000,000	b	4,160,000
Wind Acquisition Finance,
Scd. Notes	EUR	11.75	7/15/17	715,000	c	1,031,371
Wind Acquisition Finance,
Scd. Notes		11.75	7/15/17	2,745,000	b	2,919,994
						54,563,416
Wireline Communications--2.8%
CenturyLink,
Sr. Unscd. Notes, Ser. V		5.63	4/1/20	13,310,000		13,060,438
Cincinnati Bell,
Gtd. Notes		8.38	10/15/20	4,185,000		4,457,025
Level 3 Financing,
Gtd. Notes		8.13	7/1/19	1,870,000		2,014,925
Level 3 Financing,
Gtd. Notes		8.63	7/15/20	8,100,000		8,889,750
Sable International Finance,
Sr. Scd. Notes		8.75	2/1/20	4,990,000	b	5,489,000
tw telecom holdings,
Sr. Unscd. Notes		5.38	10/1/22	4,150,000	b	3,973,625
Windstream,
Gtd. Notes		7.75	10/15/20	4,045,000		4,196,688
						42,081,451
Total Bonds and Notes
(cost $1,361,917,481)						1,407,289,020

Preferred Stocks--.3%				Shares		Value ($)
Finance Companies

GMAC Capital Trust I,
Ser. 2, 8.13%
(cost $4,475,208)	172,552	[d]	4,615,766

Other Investment--5.6%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $82,300,310)	82,300,310	[e]	82,300,310
Investment of Cash Collateral for
Securities Loaned--5.6%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $83,231,704)	83,231,704	[e]	83,231,704
Total Investments (cost $1,531,924,703)	106.3%		1,577,436,800
Liabilities, Less Cash and Receivables	(6.3%)		(93,305,647)
Net Assets	100.0%		1,484,131,153

a Principal amount stated in U.S. Dollars unless otherwise noted.
EUR--Euro
GBP--British Pound
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, these securities were valued at $598,022,125 or 40.3% of net assets.
c Security, or portion thereof, on loan. At September 30, 2013, the value of the fund's securities on loan was
$83,995,111 and the value of the collateral held by the fund was $88,529,853, consisting of cash collateral of
$83,231,704 and U.S. Government and Agency securities valued at $5,298,149.
d Variable rate security--interest rate subject to periodic change.
e Investment in affiliated money market mutual fund.

At September 30, 2013, net unrealized appreciated on investments was $45,512,097 of which $54,139,176 related to appreciated investment securities and $8,627,079 related to depreciated investment securities. At September 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Corporate Bonds	94.6
Money Market Investments	11.2
Preferred Stocks	.3
Foreign/Governmental	.2
106.3
† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
September 30, 2013 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Euro,
Expiring
10/3/2013a	7,097,254	9,588,391	9,601,524	13,133

Sales:		Proceeds ($)

British Pound,
Expiring
10/30/2013 b	8,790,000	14,090,897	14,226,523	(135,626)

Euro,
Expiring:
10/30/2013 a	12,520,000	16,904,177	16,939,063	(34,886)
10/30/2013 b	14,425,000	19,472,668	19,516,452	(43,784)
10/30/2013 c	6,590,000	8,897,291	8,916,008	(18,717)
10/30/2013 d	5,860,000	7,905,784	7,928,347	(22,563)

Gross Unrealized Appreciation	13,133
Gross Unrealized Depreciation	(255,576)

Counterparties:
a Commonwealth Bank of Australia

b Goldman Sachs International
c Barclays Bank
d Morgan Stanley Capital Services

The following is a summary of the inputs used as of September 30, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+	-	1,404,618,030	-	1,404,618,030
Foreign Government	-	2,670,990	-	2,670,990
Mutual Funds	165,532,014	-	-	165,532,014
Preferred Stocks+	-	4,615,766	-	4,615,766
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	13,133	-	13,133
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(255,576)	-	(255,576)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities
(Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.
Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the
Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).
Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.
U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.
The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Pursuant to a securities lending agreement with The Bank of New
York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least
100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S.
Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of
New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of deriv-
ative instrument that was held by the fund during the period ended
September 30, 2013 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.
When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.
With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.
The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 25, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	November 25, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)